UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10339

Name of Fund:      BlackRock Municipal Income Trust (BFK)

Fund Address:      100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:      Donald C. Burke, Chief Executive Officer, BlackRock Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:      (800) 882-0052, Option 4

Date of fiscal year end:      10/31/2008

Date of reporting period:      11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
Alabama - 4.0%	$4,545	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds
		(Ascension Health Credit), Series C-2, 5% due 11/15/2036	$4,586
	3,260	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds
		(Ascension Health Credit), Series C-2, 5% due 11/15/2039	3,287
	15,000	Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75% due 6/01/2012 (j)	16,928
Arizona - 6.5%	5,336	Phoenix and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 2007-1,
		5.25% due 8/01/2038 (e)(f)	5,494
	4,590	Pima County, Arizona, IDA, Education Revenue Bonds (American Charter Schools Foundation), Series
		A, 5.625% due 7/01/2038	4,275
	10,280	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2032	9,574
	14,395	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2037	13,226
	7,000	Scottsdale, Arizona, IDA, Hospital Revenue Bonds (Scottsdale Healthcare), 5.80% due 12/01/2011 (j)	7,878
California - 18.3%	3,385	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco
		Funding Corporation), Sub-Series B, 5.875% due 6/01/2046 (n)	232
	17,855	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco
		Funding Corporation), Sub-Series C, 6.30% due 6/01/2055 (n)	530
	22,825	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco
		Funding Corporation), Sub-Series D, 7.251% due 6/01/2055 (n)	540
	11,670	California State, GO, Refunding, 5% due 6/01/2032	11,727
	7,000	California State, GO, Refunding, 5% due 6/01/2034	7,016
	5,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial
		Health Services), Series A, 5.50% due 10/01/2033	5,105
	54,635	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 6.09%
		due 1/15/2032 (n)	13,377
	20,535	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 6.019%
		due 1/15/2034 (n)	4,446
	75,000	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 6.093%
		due 1/15/2038 (n)	12,709
Portfolio Abbreviations
To simplify the listings of BlackRock Municipal Income Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
EDR	Economic Development Revenue Bonds	M/F	Multi-Family
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
HFA	Housing Finance Authority	S/F	Single-Family

BlackRock Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$10,000	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds,
		Series A-1, 6.625% due 6/01/2013 (j)	$11,782
	5,000	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Refunding
		Bonds, Series A, 5% due 6/01/2045	4,804
	3,115	Lincoln, California, Special Tax Bonds (Community Facilities District Number 2003-1), 6% due
		9/01/2013 (j)	3,676
	13,320	Los Angeles, California, Regional Airports Improvement Corporation, Facilities Lease Revenue
		Refunding Bonds (LAXFUEL Corporation - Los Angeles International Airport), AMT, 5.50% due
		1/01/2032 (b)	13,654
	5,000	Murrieta, California, Community Facilities District Number 2, Special Tax Bonds (The Oaks
		Improvement Area Project), Series A, 6% due 9/01/2034	4,889
	10,565	University of California Revenue Bonds, Series B, 4.75% due 5/15/2038	10,587
	5,000	University of California Revenue Bonds, Series C, 4.75% due 5/15/2037 (i)	4,930
	4,015	West Valley Mission Community College District, California, GO (Election of 2004), Series A, 4.75%
		due 8/01/2030 (g)	4,088
Colorado - 1.4%	2,545	Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C,
		5% due 11/15/2045 (g)	2,621
	3,500	Denver, Colorado, Health and Hospital Authority, Healthcare Revenue Bonds, Series A, 6% due
		12/01/2011 (j)	3,923
	2,530	Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds,
		5.50% due 12/01/2037	2,447
District of Columbia - 6.7%	15,600	District of Columbia Revenue Bonds (Georgetown University), Series A, 6.013% due 4/01/2011 (i)(j)(n)	3,277
	51,185	District of Columbia Revenue Bonds (Georgetown University), Series A, 6.015% due 4/01/2011 (i)(j)(n)	10,127
	2,390	District of Columbia, Revenue Refunding Bonds (Friendship Public Charter School, Inc.), 5.25% due
		6/01/2033 (a)	2,199
	25,535	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding
		Bonds, 6.75% due 5/15/2040	26,092
Florida - 11.3%	1,905	Heritage Isle at Viera Community Development District, Florida, Special Assessment Bonds, Series A,
		6% due 5/01/2035	1,848
	9,670	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health
		System), Series A, 6% due 11/15/2011 (j)	10,914
	11,035	Jacksonville Electric Authority, Florida, Electric System Revenue Bonds, Series 3-A, 4.75% due
		10/01/2034 (g)	11,046
	2,900	Jacksonville Electric Authority, Florida, Water and Sewer System Revenue Bonds, Series A, 4.75% due
		10/01/2041 (i)	2,853
	9,000	Martin County, Florida, IDA, IDR, Refunding (Indiantown Cogeneration Project), AMT, Series A,
		7.875% due 12/15/2025	9,050

BlackRock Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$11,685	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai
		Medical Center of Florida), 6.75% due 11/15/2021	$12,186
	10,830	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75% due 10/01/2032 (m)	10,356
	3,880	Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series
		A, 7.10% due 5/01/2035	3,978
	8,335	Village Community Development District Number 5, Florida, Special Assessment Bonds, 5.625% due
		5/01/2022	8,377
Georgia - 0.7%	4,000	Richmond County, Georgia, Development Authority, Environmental Improvement Revenue Refunding
		Bonds (International Paper Co. Projects), AMT, Series A, 6% due 2/01/2025	4,079
Idaho - 3.0%	16,970	University of Idaho, Student Fee Revenue Bonds (University Housing Improvement Projects), 5.40% due
		4/01/2011 (d)(j)	18,480
Illinois - 13.7%	7,120	Bolingbrook, Illinois, GO, Refunding, Series B, 6% due 1/01/2033 (d)(n)	1,958
	14,085	Bolingbrook, Illinois, GO, Refunding, Series B, 6% due 1/01/2034 (d)(n)	3,622
	4,630	Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%
		due 6/15/2023 (l)	4,495
	8,225	Chicago, Illinois, Housing Authority, Capital Program Revenue Refunding Bonds, 5% due 7/01/2024 (g)	8,598
	7,645	Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds, Third Lien, AMT, Series C-2,
		5.25% due 1/01/2030 (g)	7,773
	7,145	Illinois Development Finance Authority, Hospital Revenue Bonds (Adventist Health System/Sunbelt
		Obligated Group), 5.65% due 11/15/2009 (j)	7,640
	760	Illinois Educational Facilities Authority, Revenue Refunding Bonds (University of Chicago), Series A,
		5.25% due 7/01/2041	804
	10,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds (Education Advancement
		Fund - University Center Project at DePaul), 6.25% due 5/01/2012 (j)	11,521
	5,000	Illinois Health Facilities Authority, Revenue Refunding Bonds (Elmhurst Memorial Healthcare), 5.50%
		due 1/01/2022	5,189
	6,000	Illinois Health Facilities Authority, Revenue Refunding Bonds (Elmhurst Memorial Healthcare), 5.625%
		due 1/01/2028	6,156
	7,975	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50% due 2/01/2035 (d)	7,523
	1,685	Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg), Series A, 5.625%
		due 2/15/2037	1,510
	2,885	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc. Project), Series A, 7% due
		12/01/2037	2,901
	3,700	Illinois State Finance Authority Revenue Bonds (Northwestern Memorial Hospital), Series A, 5.50% due
		8/15/2014 (j)	4,263
	1,675	Illinois State Financing Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC),
		Sub-Series B, 5.375% due 6/01/2035	836

BlackRock Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$40,000	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds (McCormick
		Place Expansion), Series A, 6.01% due 12/15/2034 (i)(n)	$10,499
Indiana - 5.9%	9,000	Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds (Methodist Hospital,
		Inc.), 5.50% due 9/15/2031	8,213
	10,000	Petersburg, Indiana, PCR, Refunding (Indianapolis Power & Light Co. Project), AMT, 5.90% due
		12/01/2024	10,133
	16,000	Petersburg, Indiana, PCR, Refunding (Indianapolis Power & Light Co. Project), AMT, 5.95% due
		12/01/2029	16,058
	2,305	Vincennes, Indiana, EDR, Refunding, 6.25% due 1/01/2024	2,208
Kentucky - 0.2%	1,365	Kentucky Housing Corporation, Housing Revenue Bonds, AMT, Series F, 5.45% due 1/01/2032 (f)	1,376
Louisiana - 2.0%	9,215	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue
		Bonds (Capital Projects and Equipment Acquisition Program), 6.55% due 9/01/2025 (a)	9,349
	3,246	Saint Tammany Parish, Louisiana, Financing Authority, S/F Mortgage Revenue Bonds (Home Ownership
		Program), Series A, 5.25% due 12/01/2039 (e)(f)	3,368
Maryland - 1.6%	3,200	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series D, 5% due 7/01/2037 (b)	3,299
	2,665	Maryland State Community Development Administration, Department of Housing and Community
		Development, Residential Revenue Refunding Bonds, AMT, Series A, 4.65% due 9/01/2032	2,473
	4,205	Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (MedStar
		Health, Inc.), 5.50% due 8/15/2033	4,227
Massachusetts - 1.1%	6,770	Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5% due
		8/01/2041	6,997
Michigan - 0.7%	4,230	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System),
		Series A, 5.25% due 11/15/2046	4,180
Mississippi - 3.7%	18,680	Gulfport, Mississippi, Hospital Facility Revenue Bonds (Memorial Hospital at Gulfport Project), Series A,
		5.75% due 7/01/2031	18,910
	4,845	Mississippi Business Finance Corporation Revenue Bonds (Northrop Grumman Ship System), 4.55% due
		12/01/2028	4,468
Missouri - 0.1%	695	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds (Plum Point
		Project), 4.60% due 1/01/2036 (i)	648
Nebraska - 1.1%	6,990	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 4.75% due 2/01/2044	6,942
Nevada - 1.6%	5,260	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5% due
		5/15/2029	5,281
	5,000	Clark County, Nevada, Senior Airport Revenue Bonds, Series A, 5% due 7/01/2040 (b)	4,929
New Hampshire - 1.2%	3,500	New Hampshire Health and Education Facilities Authority Revenue Bonds (Exeter Hospital Obligated
		Group), 5.75% due 10/01/2031	3,602
	4,000	New Hampshire State Business Finance Authority, PCR, Refunding (Public Service Company Project),
		AMT, Series B, 4.75% due 5/01/2021 (i)	4,016

BlackRock Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
New Jersey - 8.1%	$3,680	Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center
		Hotel/Conference Project), Series B, 6.25% due 1/01/2037	$3,320
	18,500	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029	18,404
	8,000	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District
		Project), 6.50% due 4/01/2028	8,635
	15,410	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7% due
		11/15/2030	15,523
	4,960	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds,
		Series 1A, 4.50% due 6/01/2023	4,606
New York - 8.0%	1,820	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series
		A, 7% due 5/01/2035	1,472
	7,115	Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A,
		5% due 7/01/2030 (b)	7,296
	5,000	New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc. - JFK
		International Airport), AMT, 8% due 8/01/2028	5,496
	22,140	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
		AMT, 7.75% due 8/01/2031	23,874
	6,025	New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25% due
		10/01/2035	6,323
	5,375	New York State Environmental Facilities Corporation, State Clean Water and Drinking Revenue Bonds
		(New York City Water Project), Series B, 5% due 6/15/2031	5,510
North Carolina - 3.7%	12,130	Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue
		Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035	11,447
	12,550	North Carolina Capital Facilities Finance Agency, Revenue Refunding Bonds (Duke University Project),
		Series B, 4.25% due 7/01/2042	11,743
Ohio - 4.8%	3,120	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series
		A-2, 6.50% due 6/01/2047	3,203
	23,820	Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light
		Company Project), Series B, 4.80% due 1/01/2034 (d)	22,864
	3,760	Pinnacle Community Infrastructure Financing Authority, Ohio, Revenue Bonds, Series A, 6.25% due
		12/01/2036	3,730
Oklahoma - 2.1%	5,420	Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John Health System),
		5% due 2/15/2042	5,333
	7,175	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75% due 6/01/2035	7,646

BlackRock Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
Pennsylvania - 4.6%	$6,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Amtrak
		Project), AMT, Series A, 6.375% due 11/01/2041	$6,733
	15,580	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Reliant
		Energy), AMT, Series A, 6.75% due 12/01/2036	15,915
	2,500	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A, 4.60% due 10/01/2027	2,379
	4,000	Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (LaSalle University), 5.50%
		due 5/01/2034	4,025
Puerto Rico - 2.8%	5,000	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding
		Bonds, Series N, 5.25% due 7/01/2036 (c)	5,487
	11,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series UU, 5% due 7/01/2020 (g)	11,798
South Carolina - 6.4%	5,000	Lexington County, South Carolina, Health Services District Inc., Hospital Revenue Refunding and
		Improvement Bonds, 5.50% due 11/01/2013 (j)	5,687
	10,000	Lexington County, South Carolina, Health Services District Inc., Hospital Revenue Refunding and
		Improvement Bonds, 5.75% due 11/01/2013 (j)	11,506
	6,345	Scago Education Facilities Corporation for Chesterfield County School District, South Carolina, Revenue
		Refunding Bonds, 5% due 12/01/2029 (c)	6,499
	5,075	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance),
		Series A, 6.25% due 8/01/2031	5,246
	8,010	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance),
		Series C, 6.875% due 8/01/2013 (j)	9,646
	990	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance),
		Series C, 6.875% due 8/01/2013 (j)	1,189
Tennessee - 2.4%	20,825	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue
		Refunding Bonds (Covenant Health), Series A, 5.70% due 1/01/2020 (g)(n)	11,355
	3,475	Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital Revenue Refunding
		Bonds (Saint Jude Children's Research Hospital), 5% due 7/01/2025	3,547
Texas - 13.4%	5,000	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Junior Lien, Series H,
		6.065% due 11/15/2035 (i)(n)	1,118
	12,580	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series A,
		5.832% due 11/15/2038 (i)(n)	2,300
	26,120	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Third Lien, Series A-3,
		5.97% due 11/15/2037 (i)(n)	5,044
	50	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5% due 5/15/2013 (i)(j)	56
	2,345	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5% due 5/15/2031 (i)	2,396
	5	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series A, 5% due 5/15/2013 (i)(j)	6
	13,305	Lower Colorado River Authority, Texas, Transmission Contract Revenue Refunding Bonds (LCRA
		Transmission Services Corp. Project), 4.75% due 5/15/2034 (b)	13,284

BlackRock Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$1,700	Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO,
		4.75% due 3/01/2030 (i)	$1,655
	5,060	Pearland, Texas, GO, Refunding, 4.75% due 3/01/2029 (d)	5,080
	6,540	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50% due
		8/01/2025	6,714
	4,435	Texas State Affordable Housing Corporation, M/F Housing Revenue Bonds (Amern Opportunity Housing
		Portfolio), Series B, 8% due 3/01/2032 (h)	657
	35,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.07%
		due 8/15/2032 (b)(n)	8,646
	62,325	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.08%
		due 8/15/2033 (b)(n)	14,436
	65,040	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.08%
		due 8/15/2034 (b)(n)	14,153
	8,390	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5%
		due 8/15/2042 (b)	8,254
Virginia - 0.4%	8,105	Virginia Commonwealth Transportation Board, Transportation Contract Revenue Refunding Bonds (U.S.
		Route 28 Project), 5.287% due 4/01/2032 (i)(n)	2,292
Washington - 1.4%	3,615	King County, Washington, Sewer Revenue Refunding Bonds, 5% due 1/01/2036 (g)	3,737
	5,095	Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health
		System), Series A, 4.625% due 10/01/2034 (d)	4,932
West Virginia - 0.3%	2,070	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public Safety Facilities), Series A,
		5% due 6/01/2029 (i)	2,121
Wisconsin - 6.4%	7,500	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.),
		6.40% due 4/15/2033	7,882
	12,545	Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Froedtert and
		Community Health), 5.375% due 10/01/2011 (j)	13,906
	1,205	Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Froedtert and
		Community Health), 5.375% due 10/01/2030	1,281
	15,000	Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Wheaton
		Franciscan Services, Inc.), 5.75% due 2/15/2012 (j)	16,883
Wyoming - 0.8%	2,765	Wyoming Community Development Authority, Housing Revenue Bonds, AMT, Series 3, 4.65% due
		12/01/2027	2,641
	2,605	Wyoming Community Development Authority, Housing Revenue Bonds, AMT, Series 3, 4.70% due
		12/01/2032	2,426
		Total Municipal Bonds (Cost - $912,630) - 150.4%	938,495

BlackRock Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)
	Face
	Amount	Corporate Bonds	Value
Multi-State - 7.4%	$11,000	Charter Mac Equity Issuer Trust, 6.30% due 6/30/2049 (l)	$11,494
	1,000	Charter Mac Equity Issuer Trust, 6.625% due 6/30/2049 (l)	1,049
	6,500	Charter Mac Equity Issuer Trust, 6.80% due 11/30/2050 (l)	7,106
	16,000	Charter Mac Equity Issuer Trust, 6.80% due 10/31/2052 (l)	18,396
	8,000	MuniMae TE Bond Subsidiary, LLC, 6.875% due 6/30/2049 (l)	8,375
		Total Corporate Bonds (Cost - $42,800) - 7.4%	46,420
	Shares Held	Short-Term Securities
	6,700	Merrill Lynch Institutional Tax-Exempt Fund, 2.47% (k)(o)	6,700
		Total Short-Term Securities (Cost - $6,700) - 1.1%	6,700
		Total Investments (Cost - $962,130*) - 158.9%	991,615
		Other Assets Less Liabilities - 1.2%	7,720
		Preferred Shares, at Redemption Value - (60.1%)	(375,281)
		Net Assets Applicable to Common Shares - 100.0%	$624,054

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as
	computed for federal income tax purposes, were as follows:
	Aggregate cost	$959,718
	Gross unrealized appreciation	$49,591
	Gross unrealized depreciation	(17,694)
	Net unrealized appreciation	$31,897

(a)	ACA Insured.
(b)	AMBAC Insured.
(c)	Assured Guaranty Insured.
(d)	FGIC Insured.
(e)	FHLMC Collateralized.
(f)	FNMA/GNMA Collateralized.
(h)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(i)	MBIA Insured.
(j)	Prerefunded.
(k)	Represents the current yield as of January 31, 2008.
(l)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(m)	XL Capital Insured.
(n)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(o)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	4,100	$95

BlackRock Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)						(in Thousands)
•	Financial futures contracts sold as of January 31, 2008 were as follows:
	Number of		Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Depreciation
	500	10-Year U.S.
		Treasury Note	March 2008	$56,366	$(1,993)
•	Forward interest rate swaps outstanding as of January 31, 2008 were as follows:
				Notional	Unrealized
				Amount	Depreciation
	Pay a fixed rate of 4.3385% and receive a floating rate based on 3-month USD LIBOR
	Broker, JPMorgan Chase
	Expires May 2018			$54,390	$(293)

	Pay a fixed rate of 3.585% and receive a floating rate based on 1-week (SIFMA) Municipal
	Swap Index rate

	Broker, JPMorgan Chase
	Expires April 2023			$26,800	(169)

	Pay a fixed rate of 3.731% and receive a floating rate based on 1-week (SIFMA) Municipal
	Swap Index rate

	Broker, Citibank NA
	Expires March 2028			$17,160	(127)
	Total				$(589)

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Income Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: March 24, 2008